Events After the Balance Sheet Date - Parent	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Events After the Balance Sheet Date
43. EVENTS AFTER THE BALANCE SHEET DATE
There have been no significant events between 31 December 2022 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements.

Santander UK Group Holdings plc
Disclosure of non-adjusting events after reporting period [line items]
Events After the Balance Sheet Date	46.18 EVENTS AFTER THE BALANCE SHEET DATE See Note 43 to the Consolidated Financial Statements.